AFD
--------------------------------------------------------------------------------
                                    EXCHANGE
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                                    RESERVES
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                                  ANNUAL REPORT

                               SEPTEMBER 30, 2002

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   An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS                                     AFD Exchange Reserves
================================================================================

November 15, 2002

Dear Shareholder:

This report provides an overview of economic conditions during AFD Exchange Reserves' annual reporting period ended September 30, 2002. AFD Exchange Reserves (the "Fund") serves as the money market fund exchange vehicle for the Alliance mutual funds. The Fund's investment objective is to provide maximum current income consistent with safety of principal and liquidity.

ECONOMIC COMMENTARY

Through the end of September 2002, the U.S. economy has followed the recovery script. The gross domestic product (GDP) grew 3% annualized in the 12-month period ended September 30, 2002, similar to the pace predicted by the growth in liquidity flows more than a year ago. Though at times the economic recovery has appeared to be very slow, if not stalling, the recent Republican mid-term election to Congress, the U.S. Federal Reserve's unexpected 50 basis point reduction and the UN Security Council's resolution for unconditional arms inspections in Iraq, in our opinion, may have a positive effect on the economy and the markets, but not immediately.

It will take time for a new set of fiscal initiatives to be drafted and successfully passed, and then it will take some time before the new set of rules influences investment decisions and the economy. In the meantime, we do think the Fed's aggressive rate cut will help cushion the economy. History shows that cyclical upturns in liquidity flows tend to get stronger when official rates are reduced. Though the threat of war has not been removed, the idea of sending UN inspectors into Iraq does, at the very least, remove the threat of war over the near-term.

All of this leads us to believe that economic growth prospects for 2003 look a lot brighter today. Indeed, with liquidity flows boosted by the latest rate cut, we think a credible case can be made that the October/November period will prove to be the low point in the economic cycle.

We appreciate your continued interest in AFD Exchange Reserves.

Sincerely,


/s/ John D. Carifa

John D. Carifa
Chairman and President

STATEMENT OF NET ASSETS
September 30, 2002                                         AFD Exchange Reserves
================================================================================

Principal
 Amount
  (000)   Security                                 Yield               Value
----------------------------------------------------------------------------
          U.S. GOVERNMENT AGENCY
          OBLIGATIONS-59.4%
          Federal Farm Credit Bank
$ 24,000  11/21/02 ...........................      1.70%    $    23,942,200
  17,905  10/11/02 ...........................      1.70          17,896,545
          Federal Home Loan Bank
  16,170  10/23/02 ...........................      1.66          16,153,596
  37,500  9/15/03 ............................      1.80          37,500,000
   9,000  9/12/03 ............................      1.90           9,000,000
  10,000  9/16/03 ............................      1.96          10,000,000
  30,000  9/08/03 ............................      2.00          30,000,000
  20,000  9/19/03 ............................      2.09          20,000,000
          Federal Home Loan
          Mortgage Corp.
  40,000  11/19/02 ...........................      1.68          39,908,806
 552,400  10/01/02 ...........................      1.86         552,400,000
          Federal National
          Mortgage Association
  25,000  5/05/03 FRN ........................      1.64          24,988,546
  25,000  3/27/03 FRN ........................      1.66          24,990,358
  40,000  11/29/02 FRN .......................      1.69          39,998,217
  40,000  12/18/02 ...........................      1.69          39,853,533
  40,000  12/24/02 ...........................      1.70          39,841,800
                                                             ---------------
          Total U.S. Government
          Agency Obligations
          (amortized cost
          $926,473,601) ......................                   926,473,601
                                                             ---------------
          COMMERCIAL PAPER-37.6%
          Barclays U.S. Funding Corp.
  10,000  12/09/02 ...........................      1.73           9,966,842
          Caterpillar Financial
          Services Corp.
   8,000  11/08/02 ...........................      1.73           7,985,391
          CDC Commercial Paper
  20,000  10/24/02 ...........................      1.76          19,977,511
          Colgate-Palmolive Co.
  10,100  10/30/02 ...........................      1.72          10,086,006
          Depfa Bank Europe
   4,000  11/05/02 ...........................      1.77           3,993,117
          Eksportfinans ASA
  50,000  10/15/02 ...........................      1.78          49,965,389
          GE Financial Assurance
          Holdings
  25,000  10/01/02 (a) .......................      1.81          25,000,000
          HBOS Treasury
          Services PLC
  18,000  10/31/02 ...........................      1.82          17,972,700
          HSBC Bank PLC
  20,000  10/15/02 ...........................      1.70          19,986,817
          International Lease Finance Corp.
  21,000  12/11/02 ...........................      1.74          20,927,935
          J.P. Morgan Chase & Co.
  22,000  11/26/02 ...........................      1.75          21,940,111
          Landesbank Baden-Wurttemberg
  24,000  10/23/02 ...........................      1.80          23,973,600
          Merck & Co., Inc.
   8,750  10/25/02 FRN (a) ...................      1.77           8,750,000
          MetLife Funding, Inc.
          11/04/02 ...........................      1.77          21,963,223
  22,000  Morgan Stanley
          Dean Witter
  22,000  10/22/02 ...........................      1.77          21,977,285
          Pfizer, Inc.
          11/22/02(a) ........................      1.73          11,436,350
  11,465  Private Export
          Funding Corp.
  20,000  11/25/02(a) ........................      1.70          19,948,055
          Procter & Gamble Co.
  23,000  11/26/02 ...........................      1.71          22,938,820
          Prudential PLC
  17,000  11/25/02 ...........................      1.75          16,954,549
          Salomon Smith Barney Holdings, Inc.
  36,000  10/30/02 ...........................      1.75          35,949,250
          Tasmanian Public Finance Corp.
  23,000  11/29/02(a) ........................      1.74          22,934,412
          Toyota Motor Credit Corp.
  40,145  10/25/02(a) ........................      1.75          40,098,164
          UBS Finance, Inc.
  75,000  10/01/02 ...........................      1.97          75,000,000
          Virginia Electric & Power Co.
  11,898  10/31/02 ...........................      1.79          11,880,252
          Wachovia Bank BA
   7,912  10/15/02 ...........................      1.90           7,906,564

                                                           AFD Exchange Reserves
================================================================================

Principal
 Amount
  (000)   Security                                 Yield               Value
----------------------------------------------------------------------------
          Wisconsin Power & Light Co.
$ 10,000  10/23/02 ...........................      1.75%    $     9,989,305
          ZCM Matched Funding Corp.
  27,000  10/15/02 ...........................      1.78          26,981,310
                                                             ---------------
          Total Commercial Paper
          (amortized cost
          $586,482,958) ......................                   586,482,958
                                                             ---------------
          CERTIFICATES OF DEPOSIT-9.9%
          Credit Agricole Indosuez
  25,000  6/30/03 FRN ........................      1.73          24,991,339
  25,000  11/07/02 FRN .......................      1.75          25,000,000
          First Tennessee Bank
  22,000  10/25/02 ...........................      1.75          22,000,000
          Landesbank-Hessen-Thueringen
  25,000  10/15/02 ...........................      1.78          25,000,000
          Regions Bank
  21,600  10/29/02 ...........................      1.75          21,600,000
          Wells Fargo Bank
  30,000  12/16/02 ...........................      1.76          30,000,000
          Westdeutsche Landesbank
   6,000  1/15/03 ............................      2.00           6,000,000
                                                             ---------------
          Total Certificates
          of Deposit
          (amortized cost
          $154,591,339) ......................                   154,591,339
                                                             ---------------
          CORPORATE OBLIGATION-1.6%
          Merrill Lynch & Co., Inc.
          FRN MTN
  25,000  4/01/03
          (amortized cost
          $25,000,000) .......................      1.79          25,000,000
                                                             ---------------
          TOTAL INVESTMENTS-108.5%
          (amortized cost
          $1,692,547,898) ....................                 1,692,547,898
          Other assets less
          liabilities-(8.5%) .................                  (132,100,683)
                                                             ---------------
          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          786,093,771 Class A shares;
          432,089,568 Class B shares;
          108,362,118 Class C
          shares and 233,924,133
          Advisor Class shares outstanding) ..               $ 1,560,447,215
                                                             ===============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. Rule 144A securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2002, these securities amounted to $128,166,981 representing 8.2% of net assets.

      Glossary of Terms:

      FRN - Floating Rate Note
      MTN - Medium Term Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended September 30, 2002                              AFD Exchange Reserves
================================================================================

INVESTMENT INCOME
   Interest ...................................                  $ 26,505,223
EXPENSES
   Advisory fee ...............................    $3,372,687
   Distribution fee - Class A .................     3,509,563
   Distribution fee - Class B .................     3,596,471
   Distribution fee - Class C .................       760,753
   Transfer agency ............................     2,235,845
   Custodian ..................................       277,716
   Registration fees ..........................       169,877
   Printing ...................................       156,989
   Administrative .............................       107,000
   Audit and legal ............................        56,445
   Trustees' fees .............................        20,000
   Miscellaneous ..............................        21,519
                                                   ----------
   Total expenses .............................                    14,284,865
                                                                 ------------
   Net investment income ......................                    12,220,358
REALIZED LOSS ON INVESTMENTS
   Net realized loss on investment transactions                       (22,375)
                                                                 ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ....                  $ 12,197,983
                                                                 ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS                         AFD Exchange Reserves
================================================================================

                                                            Year Ended          Year Ended
                                                           September 30,       September 30,
                                                                2002                2001
                                                          ===============     ===============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .............................    $    12,220,358     $    34,484,050
   Net realized gain (loss) on investment transactions            (22,375)              5,283
                                                          ---------------     ---------------
   Net increase in net assets from operations ........         12,197,983          34,489,333
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A .........................................         (6,953,131)        (21,470,906)
     Class B .........................................         (1,835,886)         (8,394,429)
     Class C .........................................           (778,663)         (3,723,485)
     Advisor Class ...................................         (2,652,678)           (895,230)
   Net realized gain on investments
     Class A .........................................            (26,738)                 -0-
     Class B .........................................            (15,586)                 -0-
     Class C .........................................             (3,921)                 -0-
     Advisor Class ...................................             (4,289)                 -0-
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase ......................................        326,818,738         253,846,713
                                                          ---------------     ---------------
   Total increase ....................................        326,745,829         253,851,996
NET ASSETS
   Beginning of period ...............................      1,233,701,386         979,849,390
                                                          ---------------     ---------------
   End of period .....................................    $ 1,560,447,215     $ 1,233,701,386
                                                          ===============     ===============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 2002                                         AFD Exchange Reserves
================================================================================

NOTE A: Significant Accounting Policies

AFD Exchange Reserves (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund's investment objective is to provide maximum current income to the extent consistent with safety of principal and liquidity. The Fund offers Class A, Class B, Class C and Advisor Class shares. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its own distribution and transfer agency expenses and has exclusive voting rights with respect to its distribution plan.

Class A shares are sold for cash without an initial sales charge at the time of purchase. On cash purchases of $1,000,000 or more, however, a contingent deferred sales charge ("CDSC") equal to 1% of the lesser of net asset value at the time of redemption or original cost if redeemed within one year may be charged. Class A shares may be exchanged for Class A shares of other Alliance Mutual Funds, subject, in the case of Class A shares of the Fund that were purchased for cash, to any applicable initial sales charge at the time of exchange. Class A shares of the Fund also are offered in exchange for Class A shares of other Alliance Mutual Funds without any sales charge at the time of purchase, but on Class A shares that were received in exchange for Alliance Mutual Fund Class A shares that were not subject to an initial sales charge when originally purchased for cash because the purchase was of $1,000,000 or more, a 1% CDSC may be assessed if shares of the Fund are redeemed within one year of the Alliance Mutual Fund Class A shares originally purchased for cash.

Class B shares are sold for cash without an initial sales charge. However, a CDSC is charged if shares are redeemed within four years after purchase. The CDSC charge declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased for cash will automatically convert to Class A shares after eight years. Class B shares may be exchanged for Class B shares of other Alliance Mutual Funds. Class B shares also are offered in exchange for Class B shares of other Alliance Mutual Funds without an initial sales charge. However, a CDSC may be charged if shares are redeemed within a certain number of years of the original purchase of Alliance Mutual Fund Class B shares. When redemption occurs, the applicable CDSC schedule is that which applied to the Alliance Mutual Fund Class B shares originally purchased for cash at the time of their purchase.

Class C shares are sold for cash or in exchange for Class C shares of another Alliance Mutual Fund without an initial sales charge at the time of purchase. Class C shares are subject to a CDSC of 1% on redemptions made within the first year after purchase. Class C shares do not convert to any other class of shares of the Fund. Class C shares may be exchanged for Class C shares of other Alliance Mutual Funds.

Advisor Class shares are sold for cash or in exchange for Advisor Class shares of another Alliance Mutual Fund without an initial sales charge or CDSC and are not subject to ongoing distribution expenses. Advisor Class shares are offered solely to investors participating in fee-based programs and to certain retirement plan accounts.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Valuation of Securities

Securities in which the Fund invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity.

2. Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Fund declares dividends daily and automatically reinvests such dividends in additional shares at net asset

                                                           AFD Exchange Reserves
================================================================================

value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the shares of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are recorded on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and other Transactions with Affiliates

The Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .25% on the first $1.25 billion of average daily net assets; ..24% on the next $.25 billion; .23% on the next $.25 billion; .22% on the next $.25 billion; .21% on the next $1 billion; and .20% in excess of $3 billion. In addition to the advisory fee, the Fund also reimburses the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the year ended September 30, 2002, such reimbursements totaled $107,000.

For the year ended September 30, 2002, the Fund's expenses were reduced by $7,241 under an expense offset arrangement with Alliance Global Investor Services, Inc. (AGIS).

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has received $1,817,513, $2,190,240, and $137,369 in contingent deferred sales charges imposed upon redemption by shareholders of Class A, Class B, and Class C shares, respectively, for the year ended September 30, 2002.

The Fund compensates AGIS, a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,678,584 for the year ended September 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A, Class B and Class C. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Fund's average daily net assets attributable to Class A shares, 1.00% of the average daily net assets attributable to Class B shares and .75% of the average daily net assets attributable to Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

--------------------------------------------------------------------------------

                                                           AFD Exchange Reserves
================================================================================

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At September 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At September 30, 2002, the Fund had a capital loss carryforward of $22,375, which expires 2010. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders. The dividends paid by the Fund for the year ended September 30, 2002 are deemed to be ordinary income for federal income tax purposes.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.001 par value) are authorized. At September 30, 2002, capital paid-in aggregated $1,560,469,590. Transactions, all at $1.00 per share, were as follows:

                                                                   -----------------------------------
                                                                                CLASS A
                                                                   -----------------------------------
                                                                     Year Ended          Year Ended
                                                                    September 30,       September 30,
                                                                        2002                2001
                                                                   ===============     ===============
Shares sold ...................................................     23,668,352,864      16,140,684,024
Shares issued on reinvestments of dividends and distributions .          6,979,869          21,470,906
Shares converted from Class B .................................          9,897,868           1,513,297
Shares redeemed ...............................................    (23,563,570,144)    (16,179,695,884)
                                                                   ---------------     ---------------
Net increase (decrease) .......................................        121,660,457         (16,027,657)
                                                                   ===============     ===============


                                                                  -----------------------------------
                                                                                CLASS B
                                                                   -----------------------------------
                                                                     Year Ended          Year Ended
                                                                    September 30,       September 30,
                                                                        2002                2001
                                                                   ===============     ===============
Shares sold ...................................................        468,603,104         618,421,776
Shares issued on reinvestments of dividends and distributions .          1,851,472           8,394,429
Shares converted to Class A ...................................         (9,897,868)         (1,513,297)
Shares redeemed ...............................................       (414,477,310)       (408,066,500)
                                                                   ---------------     ---------------
Net increase ..................................................         46,079,398         217,236,408
                                                                   ===============     ===============


                                                                   -----------------------------------
                                                                                CLASS C
                                                                   -----------------------------------
                                                                     Year Ended          Year Ended
                                                                    September 30,       September 30,
                                                                        2002                2001
                                                                   ===============     ===============
Shares sold ...................................................        720,074,439       1,066,874,434
Shares issued on reinvestments of dividends and distributions .            782,584           3,723,485
Shares redeemed ...............................................       (725,867,766)     (1,086,008,108)
                                                                   ---------------     ---------------
Net decrease ..................................................         (5,010,743)        (15,410,189)
                                                                   ===============     ===============


                                                                   -----------------------------------
                                                                              ADVISOR CLASS
                                                                   -----------------------------------
                                                                     Year Ended          Year Ended
                                                                    September 30,       September 30,
                                                                        2002                2001
                                                                   ===============     ===============
Shares sold ...................................................        205,254,790          72,371,760
Shares issued on reinvestments of dividends and distributions .          2,656,967             895,230
Shares redeemed ...............................................        (43,822,131)         (5,218,839)
                                                                   ---------------     ---------------
Net increase ..................................................        164,089,626          68,048,151
                                                                   ===============     ===============

FINANCIAL HIGHLIGHTS                                       AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           ----------------------------------------------------------------
                                                                                       CLASS A
                                                           ----------------------------------------------------------------
                                                                               Year Ended September 30,
                                                           ================================================================
                                                             2002          2001          2000          1999          1998
                                                           ========      ========      ========      ========      ========
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from Investment Operations
Net investment income .................................       .0100         .0414         .0511         .0408         .0454
Net realized gain (loss) on investment transactions (a)         -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Net increase in net asset value from operations .......       .0100         .0414         .0511         .0408         .0454
                                                           --------      --------      --------      --------      --------
Less: Dividends and Distributions
Dividends from net investment income ..................      (.0100)       (.0414)       (.0511)       (.0408)       (.0454)
Distributions from net realized gains .................          -0-(a)        -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Total dividends and distributions .....................      (.0100)       (.0414)       (.0511)       (.0408)       (.0454)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total Return
Total investment return based on net asset value (b) ..        1.01%         4.23%         5.24%         4.16%         4.64%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...............    $    786      $    664      $    680      $    290      $    168
Ratio of expenses to average net assets ...............         .97%          .96%          .99%          .99%         1.06%
Ratio of net investment income to average net assets ..         .99%         4.09%         5.14%         4.06%         4.56%


                                                           ----------------------------------------------------------------
                                                                                       CLASS B
                                                           ----------------------------------------------------------------
                                                                               Year Ended September 30,
                                                           ================================================================
                                                             2002          2001          2000          1999          1998
                                                           ========      ========      ========      ========      ========
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from Investment Operations
Net investment income .................................       .0051         .0364         .0461         .0357         .0404
Net realized gain (loss) on investment transactions (a)          -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Net increase in net asset value from operations .......       .0051         .0364         .0461         .0357         .0404
                                                           --------      --------      --------      --------      --------
Less: Dividends and Distributions
Dividends from net investment income ..................      (.0051)       (.0364)       (.0461)       (.0357)       (.0404)
Distributions from net realized gains .................          -0-(a)        -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Total dividends and distributions .....................      (.0051)       (.0364)       (.0461)       (.0357)       (.0404)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total Return
Total investment return based on net asset value (b) ..        0.51%         3.71%         4.72%         3.64%         4.13%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...............    $    432      $    386      $    169      $    267      $    152
Ratio of expenses to average net assets ...............        1.48%         1.47%         1.50%         1.50%         1.58%
Ratio of net investment income to average net assets ..         .51%         3.43%         4.54%         3.57%         4.05%

--------------------------------------------------------------------------------

See footnote summary on page 10.

FINANCIAL HIGHLIGHTS (continued)                           AFD Exchange Reserves
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                           ----------------------------------------------------------------
                                                                                       CLASS C
                                                           ----------------------------------------------------------------
                                                                               Year Ended September 30,
                                                           ================================================================
                                                             2002          2001          2000          1999          1998
                                                           ========      ========      ========      ========      ========
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from Investment Operations
Net investment income .................................       .0075         .0389         .0486         .0383         .0430
Net realized gain (loss) on investment transactions (a)          -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Net increase in net asset value from operations .......       .0075         .0389         .0486         .0383         .0430
                                                           --------      --------      --------      --------      --------
Less: Dividends and Distributions
Dividends from net investment income ..................      (.0075)       (.0389)       (.0486)       (.0383)       (.0430)
Distributions from net realized gains .................          -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Total dividends and distributions .....................      (.0075)       (.0389)       (.0486)       (.0383)       (.0430)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total Return
Total investment return based on net asset value (b) ..        0.76%         3.97%         4.98%         3.90%         4.39%
Ratios/Supplemental Data
Net assets, end of period (in millions) ...............    $    108      $    113      $    129      $    128      $    125
Ratio of expenses to average net assets ...............        1.22%         1.22%         1.24%         1.24%         1.29%
Ratio of net investment income to average net assets ..         .77%         3.85%         4.85%         3.86%         4.34%


                                                           ----------------------------------------------------------------
                                                                                    ADVISOR CLASS
                                                           ----------------------------------------------------------------
                                                                               Year Ended September 30,
                                                           ================================================================
                                                             2002          2001          2000          1999          1998
                                                           ========      ========      ========      ========      ========
Net asset value, beginning of period ..................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           --------      --------      --------      --------      --------
Income from Investment Operations
Net investment income .................................       .0150         .0464         .0561         .0458         .0505
Net realized gain (loss) on investment transactions (a)          -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Net increase in net asset value from operations .......       .0150         .0464         .0561         .0458         .0505
                                                           --------      --------      --------      --------      --------
Less: Dividends and Distributions
Dividends from net investment income ..................      (.0150)       (.0464)       (.0561)       (.0458)       (.0505)
Distributions from net realized gains .................          -0-           -0-           -0-           -0-           -0-
                                                           --------      --------      --------      --------      --------
Total dividends and distributions .....................      (.0150)       (.0464)       (.0561)       (.0458)       (.0505)
                                                           --------      --------      --------      --------      --------
Net asset value, end of period ........................    $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                           ========      ========      ========      ========      ========
Total Return
Total investment return based on net asset value (b) ..        1.51%         4.75%         5.77%         4.68%         5.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands) ..............    $233,919      $ 69,835      $  1,787      $ 11,576      $  3,240
Ratio of expenses to average net assets ...............         .48%          .47%          .47%          .49%          .55%
Ratio of net investment income to average net assets ..        1.39%         3.76%         5.53%         4.57%         5.08%

--------------------------------------------------------------------------------

(a)   Amount is less than $0.0001.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS                          AFD Exchange Reserves
================================================================================

To the Board of Trustees and Shareholders of AFD Exchange Reserves

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AFD Exchange Reserves (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 1998, were audited by other independent accountants whose report dated October 16, 1998 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
New York, New York
October 28, 2002

                                                           AFD Exchange Reserves
================================================================================

AFD Exchange Reserves
1345 Avenue of the Americas
New York, NY 10105
Toll-free (800) 221-5672

TRUSTEES

John D. Carifa, Chairman & President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Andrew M. Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Kenneth T. Carty, Vice President
John F. Chiodi, Jr., Vice President
Maria R. Cona, Vice President
Joseph Dona, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

--------------------------------------------------------------------------------

      Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

(1)   Members of the Audit Committee.

                                                           AFD Exchange Reserves
================================================================================

MANAGEMENT OF THE FUND

Board of Trustees Information

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.

                                                                               PORTFOLIOS
                                                                                 IN FUND             OTHER
  NAME, AGE OF TRUSTEE,                       PRINCIPAL                          COMPLEX         DIRECTORSHIPS
         ADDRESS                            OCCUPATION(S)                      OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                     TRUSTEE            TRUSTEE
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE**

John D. Carifa,** 57,            President, Chief Operating Officer                114               None
1345 Avenue of the Americas      and a Director of Alliance Capital
New York, NY 10105 (8)           Management Corporation ("ACMC"),
                                 with which he has been associated since
                                 prior to 1997.

DISINTERESTED TRUSTEES

Ruth Block,#+ 72                 Formerly an Executive Vice President and          93                None
P.O. Box 4623                    Chief Insurance Officer of The Equitable Life
Stamford, CT 06903 (8)           Assurance Society of the United States;
                                 Chairman and Chief Executive Officer of
                                 Evlico. Formerly a Director of Avon, BP
                                 Amoco Corporation, Ecolab, Inc., Tandem
                                 Financial Group and Donaldson,
                                 Lufkin & Jenrette Securities Corporation.

David H. Dievler,#+ 73           Independent consultant. Until December            98                None
P.O. Box 167                     1994, Senior Vice President of ACMC
Spring Lake, NJ 07762 (8)        responsible for mutual fund administration.
                                 Prior to joining ACMC in 1984, Chief
                                 Financial Officer of Eberstadt Asset
                                 Management since 1968. Prior to that, Senior
                                 Manager at Price Waterhouse & Co. Member of
                                 the American Institute of Certified Public
                                 Accountants since 1953.

John H. Dobkin,#+ 60             Consultant. Formerly a Senior Advisor             94                None
P.O. Box 12                      from June 1999-June 2000 and President
Annandale, NY 12504 (8)          (December 1989-May 1999) of Historic
                                 Hudson Valley (historic preservation).
                                 Previously, Director of the National Academy
                                 of Design and during 1988-92, Director and
                                 Chairman of the Audit Committee of ACMC.

                                                           AFD Exchange Reserves
================================================================================

                                                                               PORTFOLIOS
                                                                                 IN FUND             OTHER
  NAME, AGE OF TRUSTEE,                       PRINCIPAL                          COMPLEX         DIRECTORSHIPS
         ADDRESS                            OCCUPATION(S)                      OVERSEEN BY          HELD BY
   (YEARS OF SERVICE*)                   DURING PAST 5 YEARS                    DIRECTOR           DIRECTOR
--------------------------------------------------------------------------------------------------------------
William H. Foulk, Jr.,#+ 70,     Investment Adviser and Independent                110               None
2 Sound View Dr., Suite 100,     Consultant. Formerly Senior Manager
Greenwich, CT 06830              of Barrett Associates, Inc., a registered
(8)                              investment adviser, with which he had
                                 been associated since prior to 1997.
                                 Formerly Deputy Comptroller of the State of
                                 New York and, prior thereto, Chief
                                 Investment Officer of the New York Bank for
                                 Savings.

Clifford L. Michel,#+ 63,        Senior Counsel of the law firm of Cahill          93         Placer Dome, Inc.
St. Bernard's Road               Gordon & Reindel, since February 2001
Gladstone, NJ 07934              and a partner of that firm for more than
(8)                              25 years prior thereto. President and
                                 Chief Executive Officer and Director of
                                 Wenonah Development Company (investments)
                                 and a Director of Placer Dome, Inc.
                                 (mining).

Donald J. Robinson,#+ 68         Senior Counsel at the law firm of Orrick,         92                None
98 Hell's Peak Road              Herrington & Sutcliffe LLP since 1997.
Weston, VT  05161                Formerly a senior partner and a member of
(6)                              the Executive Committee of that firm.
                                 He was also a member and Chairman of the
                                 Municipal Securities Rulemaking Board and a
                                 Trustee of the Museum of the City of New
                                 York.

-----------------------------------------------------------------------------

*     There is no stated term of office for the Fund's Directors.

** Mr. Carifa is an "interested director", as defined in the 1940 Act, due to his position as President and Chief Operating Officer of ACMC, the Fund's investment adviser.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

                                                           AFD Exchange Reserves
================================================================================

Officer Information

Certain information concerning the Fund's officers is set forth below.

     NAME, ADDRESS*                POSITION(S) HELD                                   PRINCIPAL OCCUPATION
         AND AGE                       WITH FUND                                      DURING PAST 5 YEARS**
------------------------------------------------------------------------------------------------------------------------------------
John D. Carifa, 57               Chairman & President          See biography above.

Andrew M. Aran, 45               Senior Vice President         Senior Vice President of ACMC** with which he has associated since prior to 1997.

Kathleen A. Corbet, 42           Senior Vice President         Executive Vice President of ACMC**, with which she has been associated since prior to 1997.

Wayne D. Lyski, 61               Senior Vice President         Executive Vice President of ACMC** with which he has been associated since prior to 1997.

Raymond J. Papera, 46            Senior Vice President         Senior Vice President of ACMC** with which he has been associated since prior to 1997.

Kenneth T. Carty, 41             Vice President                Vice President of ACMC** with which he has been associated since prior to 1997.

John F. Chiodi, Jr., 36          Vice President                Vice President of ACMC** with which he has been associated since prior to 1997.

Maria R. Cona, Jr. 47            Vice President                Vice President of ACMC** with which she has been associated since prior to 1997.

Joseph Dona, 41                  Vice President                Vice President of ACMC** with which he has been associated since prior to 1997.

Edmund P. Bergan, Jr., 52        Secretary                     Senior Vice President and the General Counsel of Alliance Fund
                                                               Distributors, Inc. ("AFD")** and Alliance Global Investor Services,
                                                               Inc. ("AGIS")** with which he has been associated since prior to
                                                               1997.

Mark D. Gersten, 52              Treasurer and Chief           Senior Vice President of AGIS** with which he has been associated
                                 Financial Officer             since prior to 1997.

Thomas R. Manley, 51             Controller                    Vice President of ACMC** with which he has been associated since prior to 1997.

--------------------------------------------------------------------------------

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105

**    ACMC, AFD and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

THE ALLIANCE FAMILY OF MUTUAL FUNDS
================================================================================

U.S. Stock Funds

Growth & Income Fund
Growth Fund
Health Care Fund
Mid-Cap Growth Fund*
Premier Growth Fund
Quasar Fund
Technology Fund

Global & International Stock Funds

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

AllianceBernstein Value Funds

Disciplined Value Fund
Global Value Fund
International Value Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Small Cap Growth Portfolio
Technology Portfolio

Asset Allocation Funds

Balanced Shares
Conservative Investors Fund
Growth Investors Fund

Taxable Bond Funds

Americas Government Income Trust**
Corporate Bond Portfolio
Global Dollar Government Fund
Emerging Market Debt Fund***
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
U.S. Government Portfolio

Tax-Exempt Bond Funds

National
Intermediate Diversified
Insured National
Arizona
California
Intermediate California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Intermediate New York
Ohio
Pennsylvania
Virginia

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
The Korean Investment Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Southern Africa Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

--------------------------------------------------------------------------------

* The Alliance Fund changed its name to Alliance Mid-Cap Growth Fund on February 1, 2002.

** Alliance North American Government Income Trust changed its name to Alliance Americas Government Income Trust on March 1, 2002.

*** Alliance Global Dollar Government Fund changed its n.ame to Alliance Emerging Market Debt Fund on March 1, 2002.

      AFD Exchange Reserves serves as the money market fund exchange vehicle for the Alliance mutual funds.

      To obtain a prospectus for any Alliance Capital fund, call your investment professional, or call Alliance at (800) 227-4618.

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

                                                                       AFDAR0902